Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals)	Dec. 31, 2022
Zhongrun
Ownership percentage	75.00%
Youyou
Ownership percentage	60.00%
Chuangying
Ownership percentage	100.00%